Schedule of Fair Value Disclosure of Asset and Liability Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2025		Mar. 31, 2025		Mar. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Interest payable	$ 24,900		$ 19,360		$ 9,740
Fair Value, Inputs, Level 1 [Member] | Reported Value Measurement [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash and cash equivalents	4,902		1,346		7,913
Restricted cash					64
Accounts payable and accrued expenses	234,348		156,770		157,157
Fair Value, Inputs, Level 1 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash and cash equivalents	4,902		1,346		7,913
Restricted cash					64
Accounts payable and accrued expenses	234,348		156,770		157,157
Fair Value, Inputs, Level 2 [Member] | Reported Value Measurement [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Debt due to related parties, net	103,960	[1]	117,896	[1]	120,505
Fair Value, Inputs, Level 2 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Debt due to related parties, net	$ 132,622	[1]	$ 143,260	[1]	$ 129,327

[1]	- The estimated fair value of debt due to related parties, net, include the value of accrued but unpaid interest totaling $24.9 million and $19.4 million as of September 30, 2025 and March 31, 2025, respectively, that is included in other liabilities in the consolidated statements of financial condition.